Executive Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Share-Based Compensation Programs
For the years 2023, 2022 and 2021, the changes in connection with the Share-Based Compensation Programs were as follows:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands)	ADS price at award’s date 1	Fair value (%)	Fair value (millions)	2023	2022	2021	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 2
Performance Plans
2018	1,521.9	$6.3	149%	14.3	–	–	2,368.4	61.4	–
2019	2,303.0	$4.4	130%	13.2	–	3,062.8	–	57.7	–
2020	4,146.0	$2.3	155%	14.8	8,448.2	–	–	–	–
2021	1,227.2	$8.0	150%	14.7	–	–	–	–	1,840.8
2022	2,403.6	$4.3	149%	15.4	–	–	–	–	3,571.7
2023	2,825.4	$6.4	145%	26.1	–	–	–	–	4,094.1
Ordinary Plans
2017	2,704.4	$8.9	100%	23.9	–	–	19.1	103.9	–
2018	5,304.2	$6.5	100%	34.5	–	–	968.7	139.2	–
2019	8,048.2	$4.7	100%	37.5	42.4	1,521.4	1,725.0	118.3	–
2020	11,162.2	$2.5	100%	28.1	2,293.0	2,370.9	2,617.6	253.7	–
2021	5,716.6	$7.2	100%	41.3	1,442.7	1,465.6	1,634.6	39.3	1,232.2
2022	9,483.0	$4.9	100%	46.0	2,450.5	2,499.8	–	22.4	4,468.8
2023	6,531.9	$5.9	100%	38.4	1,765.0	–	–	–	4,766.8

					16,441.8	10,920.5	9,333.4	795.9	19,974.4

1	Average ADS price of the awards at the date of grant.

2
Until the final payout of the Performance Plans is determined after the conclusion of the three-year period for award, the number of ADSs outstanding assumes a payout considering the same percentage determined by the option pricing model.